Related party transactions	6 Months Ended
Jun. 30, 2019
Related party transactions [Abstract]
Related party transactions

16.            Related party transactions

Related party balances

The following amounts are due to related parties:

	June 30, 2019	December 31, 2018
Shareholder loan	$4,153	$6,230
Due to related parties (Note 7)	123,199	83,331
	$127,352	$89,561

These amounts are unsecured, non-interest bearing and have no fixed terms of repayment.

Key management personnel compensation

	Three months ended		Six months ended
	June 30, 2019	June 30, 2018	June 30, 2019	June 30, 2018
Consulting fees	$118,398	$72,000	$236,796	$132,000
Salaries	154,667	88,000	298,667	176,000
Director fees	77,928	45,601	160,478	45,601
Stock-based compensation	308,626	510,566	1,956,146	632,128
	$659,619	$716,167	$2,652,087	$985,729